DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
DUE TO RELATED PARTIES
Due to directors	$ 203,647	$ 205,283
Due to significant shareholder	75,722	75,722
Total due to related parties	$ 279,369	$ 281,005